Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Pacific ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 58.2%
Afterpay Ltd.(a)	247,390	$7,785,550
AGL Energy Ltd.	744,966	8,287,961
AMP Ltd.(a)	3,975,654	4,301,633
Ampol Ltd.	288,053	5,179,867
APA Group	1,361,784	10,494,884
Aristocrat Leisure Ltd.	668,120	11,406,769
ASX Ltd.	225,385	13,192,658
Aurizon Holdings Ltd.	2,267,625	7,149,934
AusNet Services	2,150,538	2,505,310
Australia & New Zealand Banking Group Ltd.	3,285,166	39,012,597
BHP Group Ltd.	3,412,202	78,460,274
BlueScope Steel Ltd.	581,055	4,254,318
Brambles Ltd.	1,785,621	13,796,835
CIMIC Group Ltd.	113,338	1,876,330
Coca-Cola Amatil Ltd.	584,619	3,399,494
Cochlear Ltd.	74,079	9,491,003
Coles Group Ltd.	1,541,363	15,715,686
Commonwealth Bank of Australia	2,050,529	86,772,740
Computershare Ltd.	563,696	4,901,776
Crown Resorts Ltd.	429,628	2,734,944
CSL Ltd.	525,735	96,396,045
Dexus	1,282,692	7,663,058
Evolution Mining Ltd.	1,875,513	7,594,289
Fortescue Metals Group Ltd.	1,961,514	18,098,535
Goodman Group	1,901,177	19,396,958
GPT Group (The)	2,247,012	5,951,350
Insurance Australia Group Ltd.	2,686,284	10,895,078
James Hardie Industries PLC	510,916	8,800,839
Lendlease Group	765,075	6,566,588
Macquarie Group Ltd.	389,959	28,466,258
Magellan Financial Group Ltd.	147,096	5,697,429
Medibank Pvt Ltd.	3,176,835	6,010,031
Mirvac Group	4,602,648	7,179,808
National Australia Bank Ltd.	3,702,140	43,767,724
Newcrest Mining Ltd.	936,521	19,010,442
Northern Star Resources Ltd.	857,204	8,421,377
Oil Search Ltd.	2,286,097	5,280,938
Orica Ltd.	467,014	5,325,866
Origin Energy Ltd.	2,031,623	7,943,202
Qantas Airways Ltd.	838,288	2,220,258
QBE Insurance Group Ltd.	1,685,315	9,878,227
Ramsay Health Care Ltd.	207,114	9,630,632
REA Group Ltd.(b)	61,321	4,089,619
Rio Tinto Ltd.	429,983	26,658,479
Santos Ltd.	2,065,377	7,348,545
Scentre Group	6,068,161	8,982,540
Seek Ltd.(b)	385,756	5,154,585
Sonic Healthcare Ltd.	520,409	9,731,255
South32 Ltd.	5,708,604	7,237,699
Stockland	2,750,434	6,517,884
Suncorp Group Ltd.	1,454,430	8,911,109
Sydney Airport	1,274,744	4,950,124
Tabcorp Holdings Ltd.	2,329,338	4,978,810
Telstra Corp. Ltd.	4,851,864	10,434,961
TPG Telecom Ltd.	432,328	2,439,324
Transurban Group	3,168,000	30,050,701
Treasury Wine Estates Ltd.	830,256	5,323,857
Vicinity Centres	3,698,298	3,952,437

Security	Shares	Value

Australia (continued)
Washington H Soul Pattinson & Co. Ltd.	124,648	$1,567,121
Wesfarmers Ltd.	1,313,336	35,194,257
Westpac Banking Corp.	4,183,442	47,819,398
WiseTech Global Ltd.(b)	167,911	2,272,655
Woodside Petroleum Ltd.	1,093,701	16,458,390
Woolworths Group Ltd.	1,460,876	34,270,237

		955,259,482

China — 0.3%
Budweiser Brewing Co. APAC Ltd.(b)(c)	1,994,200	5,583,040

Hong Kong — 28.5%
AIA Group Ltd.	14,002,614	113,542,032
ASM Pacific Technology Ltd.(b)	352,000	3,201,651
Bank of East Asia Ltd. (The)(b)	1,540,920	2,779,262
BeiGene Ltd., ADR(a)(b)	44,947	7,440,526
BOC Hong Kong Holdings Ltd.	4,301,000	11,985,757
CK Asset Holdings Ltd.	2,991,232	16,266,344
CK Hutchison Holdings Ltd.	3,138,232	19,191,355
CK Infrastructure Holdings Ltd.	767,708	3,833,092
CLP Holdings Ltd.	1,902,500	18,642,095
Dairy Farm International Holdings Ltd.	400,600	1,690,532
Galaxy Entertainment Group Ltd.	2,517,000	16,983,499
Hang Lung Properties Ltd.	2,349,736	4,941,388
Hang Seng Bank Ltd.(b)	888,100	13,508,836
Henderson Land Development Co. Ltd.	1,682,442	6,001,744
HK Electric Investments & HK Electric Investments Ltd.	3,102,500	3,074,081
HKT Trust & HKT Ltd.	4,379,338	6,226,333
Hong Kong & China Gas Co. Ltd.	11,780,366	19,818,859
Hong Kong Exchanges & Clearing Ltd.	1,380,800	48,134,713
Hongkong Land Holdings Ltd.	1,347,100	5,065,096
Jardine Matheson Holdings Ltd.	254,400	10,214,160
Jardine Strategic Holdings Ltd.	256,300	5,113,185
Kerry Properties Ltd.	739,500	1,745,949
Link REIT	2,390,886	17,875,351
Melco Resorts & Entertainment Ltd., ADR	252,456	4,046,870
MTR Corp. Ltd.	1,776,786	8,516,011
New World Development Co. Ltd.	7,079,921	7,133,813
NWS Holdings Ltd.	1,841,000	1,444,108
PCCW Ltd.	5,005,867	2,744,799
Power Assets Holdings Ltd.	1,605,000	8,935,073
Sands China Ltd.	2,802,400	10,900,833
Sino Land Co. Ltd.	3,626,800	4,225,262
SJM Holdings Ltd.	2,316,000	2,572,669
Sun Hung Kai Properties Ltd.	1,510,500	17,344,149
Swire Pacific Ltd., Class A	583,000	3,023,687
Swire Properties Ltd.	1,352,800	3,012,428
Techtronic Industries Co. Ltd.	1,588,207	13,667,063
WH Group Ltd.(c)	11,147,000	9,606,755
Wharf Real Estate Investment Co. Ltd.	1,230,600	4,731,245
Wheelock & Co. Ltd.	832,000	5,619,301
Wynn Macau Ltd.	1,819,600	3,075,314

		467,875,220

Malta — 0.0%
BGP Holdings PLC(a)(d)	27,004,595	300

New Zealand — 2.7%
a2 Milk Co. Ltd.(a)	849,382	9,993,614
Auckland International Airport Ltd.	1,408,579	5,669,706
Fisher & Paykel Healthcare Corp. Ltd.	667,212	12,386,865
Mercury NZ Ltd.	798,334	2,298,812

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Pacific ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand (continued)
Meridian Energy Ltd.	1,478,254	$4,348,191
Ryman Healthcare Ltd.	459,540	3,443,298
Spark New Zealand Ltd.	2,118,122	5,797,479

		43,937,965

Singapore — 10.0%
Ascendas REIT	3,562,305	7,888,789
CapitaLand Commercial Trust	3,186,393	3,945,230
CapitaLand Ltd.	3,011,200	6,157,045
CapitaLand Mall Trust	2,979,500	4,279,316
City Developments Ltd.	525,600	2,859,675
ComfortDelGro Corp. Ltd.	638,500	650,517
DBS Group Holdings Ltd.	2,074,000	28,569,959
Genting Singapore Ltd.	6,976,300	3,874,625
Jardine Cycle & Carriage Ltd.	114,400	1,769,339
Keppel Corp. Ltd.	1,679,200	7,021,418
Mapletree Commercial Trust	2,484,400	3,515,495
Mapletree Logistics Trust	3,081,300	4,469,128
Oversea-Chinese Banking Corp. Ltd.	3,819,924	23,107,648
SATS Ltd.	113,800	214,170
Sembcorp Industries Ltd.	15,300	14,722
Singapore Airlines Ltd.(b)	1,558,750	4,212,838
Singapore Exchange Ltd.	920,200	5,390,729
Singapore Press Holdings Ltd.	46,700	42,292
Singapore Technologies Engineering Ltd.	1,801,800	4,066,607
Singapore Telecommunications Ltd.	9,455,128	16,657,187
Suntec REIT	2,260,300	2,350,814
United Overseas Bank Ltd.(b)	1,362,600	18,799,137
UOL Group Ltd.(b)	542,600	2,625,855
Venture Corp. Ltd.	323,400	3,500,792
Wilmar International Ltd.(b)	2,217,200	6,243,424
Yangzijiang Shipbuilding Holdings Ltd.	2,988,500	1,987,541

		164,214,292

Total Common Stocks — 99.7% (Cost: $2,029,169,353)		1,636,870,299

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(e)(f)(g)	26,424,700	$26,464,337
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(e)(f)	684,000	684,000

		27,148,337

Total Short-Term Investments — 1.6% (Cost: $27,124,911)		27,148,337

Total Investments in Securities — 101.3% (Cost: $2,056,294,264)		1,664,018,636

Other Assets, Less Liabilities — (1.3)%		(21,610,149)

Net Assets — 100.0%		$1,642,408,487

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,671,267	15,753,433	26,424,700	$26,464,337	$133,493	(b)	$(44,327)	$18,173
BlackRock Cash Funds: Treasury, SL Agency Shares	831,000	(147,000)	684,000	684,000	10,607		—	—

				$27,148,337	$144,100		$(44,327)	$18,173

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Pacific ex Japan ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	61	06/18/20	$5,820	$339,511
Hang Seng Index	20	06/29/20	2,937	22,797
MSCI Sing Index	85	06/29/20	1,732	(21,112)

				$341,196

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,636,869,999	$—	$300	$1,636,870,299
Money Market Funds	27,148,337	—	—	27,148,337

	$1,664,018,336	$—	$300	$1,664,018,636

Derivative financial instruments(a)
Assets
Futures Contracts	$362,308	$—	$—	$362,308
Liabilities
Futures Contracts	(21,112)	—	—	(21,112)

	$341,196	$—	$—	$341,196

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

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